CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 71,974	$ 96,661	$ 45
Restricted cash and cash equivalents	4,416	4,416	0
Accounts receivable, net of allowance	73	110	11
Accounts receivable - related party	1	8	322
Inventory, net of allowance	1,263	922	243
Prepaid expenses and other current assets	3,584	3,391	7
Total current assets	81,311	105,508	628
Property and equipment, net	43,994	37,350
Property and equipment, net		37,405	8,423
Operating Lease, Right-of-Use Asset	269	55
Other assets	905	1,017	51
Total assets	126,479	143,930	9,102
Current liabilities
Accounts payable	7,431	1,912	176
Accrued liabilities	6,721	16,020
Accrued liabilities		16,048	1,294
Accrued liabilities - related party	26	8	833
Share settlement note		0	50
Operating lease liabilities	111	28
Total current liabilities	14,289	17,968	2,353
Long-term debt, net of deferred financing costs	11,110	11,199	104
Financing obligation	13,982	13,070	9,216
Operating lease liabilities, noncurrent	145	10
Other liabilities		10	0
Total liabilities	39,526	42,247	11,673
Commitments and contingencies (Note 15)
Stockholders' equity (deficit)
Common stock	9	9	1
Additional paid-in capital	180,958	169,916	9,577
Accumulated deficit	(94,014)	(68,242)	(12,149)
Total stockholders' equity (deficit)	86,953	101,683	(2,571)
Total liabilities and stockholders' equity (deficit)	$ 126,479	$ 143,930	$ 9,102